Subsequent Events (Details) - USD ($)	2 Months Ended	4 Months Ended	12 Months Ended
	Mar. 12, 2021	Apr. 20, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan receivables from related parties			$ 89,353	$ 33,555
Subsequent Event
Proceeds from consulting agreement	$ 11,000
Loan receivables from related parties		$ 50,000